3: Calvert

Calvert

Investments that make a difference®

September 30, 2001

Annual Report

Calvert Large Cap

Growth Fund

Table

of

Contents

President's Letter

1

Social Update

2

Portfolio

Manager Remarks

3

Report of

Independent Public Accountants

7

Statement

of Net Assets

8

Statement

of Operations

11

Statements

of Changes in

Net Assets

12

Notes to

Financial Statements

14

Financial Highlights

19

Dear Shareholders:

It is impossible to anticipate the full economic and investment impact of the devastating events of September 11th on U.S. and world financial markets and investors. However, while these acts of terror have surely exacerbated pre-existing and short-term weaknesses in global economies and markets, our long-term outlook remains positive.

Prior to the attack on the World Trade Center and Pentagon, stocks in the U.S. and most developed nations were trading lower on concerns about rising unemployment and continued erosion of profits. The economic slowdown which started in late 2000 did not show signs of reversing in the last half of this year, as some had speculated it would.

Despite near-term depressed economic growth, infusion of liquidity into the markets and the U.S. economy through continued action of the Federal Reserve (coupled with Congress's recent multi-billion dollar economic relief package) should provide a counterbalance to the effects of September's tragic events. We anticipate that while some sectors -- most notably tourism, insurance, and airline transportation - are facing significant challenges, others may benefit.

In summary, while the outlook may appear somewhat bleak for the near-term, our long-term view remains confident. We believe the underlying strengths of our markets, economy, and nation will prevail.

I would like to reiterate the importance of keeping a long-term perspective and a diversified portfolio and in seeking the counsel of your financial professional as you make investment decisions. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,

Barbara J. Krumsiek

President and CEO

October 26, 2001

Social

Update

Shareholder Resolutions

This year, Calvert filed our highest number of shareholder resolutions ever - 14 - on issues ranging from equal employment opportunity (EEO) disclosure to workplace violence and global labor accountability. We are pleased to report that because of our successful work with the management of these companies to ameliorate situations of concern, we have now withdrawn 11 of these resolutions. Calvert has also engaged more than 40 companies in dialogues concerning labor and human rights standards, diversity, electronic waste (i.e., recycling computer hardware), climate change, and community lending practices.

The Calvert Social Index is Reconstituted

On September 28, Calvert reconstituted its Calvert Social Index to reflect a revised list of companies that make up its market-weighted index. The reconstitution process changed the composition of the index, with more emphasis on growth stocks and technology than last year. The number of companies in the index rose slightly to 627 from 585 at the end of the reconstitution period. Although the index was reconstructed last fall to incorporate approximately 640 companies, this number had been reduced over the course of the year by the effects of mergers, bankruptcies and other corporate events.

Calvert's Commitment to International Cooperation

Calvert is pleased to confirm its support for the United Nations Secretary-General's Global Compact initiative. Global labor, human rights, and environmental standards are closely linked to Calvert's commitment to build a more sustainable world. We commend this initiative and support greater corporate responsibility around the world.

John Montgomery

of Bridgeway Capital Management

Please Note: As you will recall, the Fund issued audited financial statements as of June 30, 2001. This report discusses performance since June 30, 2001, and also reviews the earlier period for your reference.

Quarter Ended September 30, 2001

How did the Fund perform?

For the three months ended September 30, 2001, the Fund's Class I shares returned -17.42%, underperforming the S&P 500 Index which returned -14.67%. The Fund significantly outperformed its peer group of funds, the Lipper Multi-Cap Growth Funds Average, which returned -25.82% for the period. Technology stocks were hit particularly hard. Indeed, ten of our Fund holdings were down at least 30% for the quarter, and eight of them were either technology or communications related. Mercifully, our Fund was slightly under-represented in technology stocks coming into the September quarter, which helped our relative quarterly performance. (This is not a "top down" decision, but simply the aggregate result of our models' stockpicks.) Our overweighting in financial and consumer non-cyclicals (especially healthcare) also helped, again on a relative basis.

Twelve Months ended June 30, 2001

How did the Fund perform?

For the year ended June 30, 2001, the Fund's Class I shares returned -27.80%, underperforming the S&P 500 Index which returned -14.82%, but outperforming the Lipper

Portfolio Statistics

September 30, 2001

Investment Performance

3 Months 12 Months

ended ended

9/30/01 6/30/01

Class A............... (17.53%) (28.08%)

Class B (17.75%) N/A

Class C (17.73%) N/A

Class I (17.42%) (27.80%)

S&P 500

Index (14.67%) (14.82%)

Lipper Multi-Cap

Growth Funds Avg (25.82%) (31.72%)

Ten Largest Stock Holdings

% of Net Assets

H&R Block, Inc. 3.9%

Apogee Enterprises, Inc. 3.8%

USA Education, Inc. 3.6%

Quest Diagnostics, Inc. 3.5%

Biovail Corp. 3.3%

Forest Laboratories, Inc. 3.2%

Bank of America Corp. 3.1%

Washington Mutual, Inc. 3.1%

Johnson & Johnson 3.0%

Progressive Corp. 2.9%

Total 33.4%

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. The above performance results prior to 10/31/00 for the Class I Shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway. Performance results for Class A shares prior to 10/31/00 are for Bridgeway. Current expenses for Class A are limited at the same amount, due to an expense guarantee, as Bridgeway for the year ended 6/30/00.

Past performance is no guarantee of future results.

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

September 30, 2001

Average Annual Total Returns

Class A Shares

One year (42.82%)

Five year 9.54%

Since inception 12.58%

(8/5/94)

Class B Shares

Since inception (39.44%)

(10/31/00)

Class C Shares

Since inception (36.63%)

(10/31/00)

Class I Shares

One year (39.62%)

Five year 10.74%

Since inception 13.45%

(8/5/94)

Asset Allocation

Stocks 92%

Cash or Cash Equivalents 8%

Total 100%

Multi-Cap Growth Average which returned -31.72%.

After leading the market for a long three-year period through March 2000, large cap and especially growth-oriented stocks suffered their worst decline in over a quarter century, corresponding roughly to the fiscal year ending June 2001. Two recent quarters (those ending December 2000 and March 2001) were the first and third worst quarters in Lipper's database of large company growth oriented funds. While growth stocks recovered partially in the June 2001 quarter, the market continued to favor smaller companies. Clearly, the core of our holdings has not

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. The performance results prior to 10/31/00 for the Class I Shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway. Performance results for Class A shares prior to 10/31/00 are for Bridgeway (but have been adjusted to reflect the Class A sales charge). Current expenses for Class A are limited at the same amount, due to an expense guarantee, as Bridgeway for the year ended 6/30/00. Past performance is no guarantee of future results.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source:Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & Class I shares is plotted in the line graph. The value of an investment in another class of shares would be different depending on sales charges and expenses. Past performance is no guarantee of future results.

been the "sweet spot" in the market over the last year. In addition, technology stocks were hit particularly hard during the last year, and ours were no exception. Technology companies tend to be more progressive on the social factors on which the Fund is built.

What was your strategy?

Companies with high market valuations and growth rates, especially technology companies, took the brunt of the decline, and ours were no exception. Twenty of our twenty-five worst performing stocks during the past 12 months were related to technology or telecommunications. More recently, technology and telecommunications have represented a relatively "light" 14% of our fund, and this has helped our performance. Consumer non-cyclicals (especially healthcare) and financials comprised our two most heavily-weighted sectors.

What is your Outlook?

Typically, when the market goes strongly against one sector on a sustained basis, it is due for a "comeback." Based on history, a number of factors give us cause for optimism: 1) A string of very negative stock market quarters is frequently followed by a recovery period; 2) The stock market tends to lead, not follow, the economy out of a recession; 3) The stock market has recovered to prewar levels after a major act of war within a one-year timeframe in a majority of cases. With the appropriate caveat that a) past performance does not guarantee future returns and b) calling a market bottom is nearly impossible, we believe that the long term investor should position for eventual recovery. The risk of being out of the market and missing such a recovery isn't worth it.

Portfolio Statistics

September 30, 2001

Portfolio Characteristics

Large Cap S&P Growth 500

Fund index

Number of Stocks 46 500

Median Market

Capitalization ($bil) 7.35 54.28

(by portfolio weight)

Price/Earnings

Ratio 47.71 23.01

Earnings Per Share

Growth 25.70% 17.48%

Yield 0.74% 1.51% (return on capital investment)

Volatility Measures

Large Cap S&P Growth 500

Fund index

Beta1 0.94 1.00

R-Squared2 0.64 1.00

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2Measure of correlation between the Fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation; an R-Squared of 1 would mean total correlation.

Source: Vestek

We continue to position the Fund for the long term, believing this is unequivocally in the best interests of our shareholders. We continue to follow the discipline of our quantitative investment process and pursue our investment objective as communicated in our prospectus. We seek simply to buy one good stock at a time, and embrace this strategy during euphoric bull markets and uncertain bear markets. In short, we will continue to focus intently on what we believe we do best.

REport of Independent Public Accountants

To the Board of Directors of Calvert Impact Fund, Inc. and Shareholders of Calvert Large Cap Growth Fund:

We have audited the accompanying statement of net assets of Calvert Large Cap Growth Fund, (one series of Calvert Impact Fund, Inc., hereafter referred to as the "Fund"), as of September 30, 2001, and the related statements of operations for the three months ended September 30, 2001, and the year ended June 30, 2001, the statements of changes in net assets for the three months ended September 30, 2001, and the year ended June 30, 2001, and the financial highlights for the three months ended September 30, 2001, and the year ended June 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended June 30, 2000 and the financial highlights for the periods presented prior to June 30, 2001 of the Fund, were audited by other auditors, whose report dated August 16, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Large Cap Growth Fund as of September 30, 2001, the results of its operations for the three months ended September 30, 2001, and the year ended June 30, 2001, the changes in its net assets for the three months ended September 30, 2001, and the year ended June 30, 2001, and the financial highlights for the three months ended September 30, 2001, and the year ended June 30, 2001, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

November 16, 2001

Statement of Net Assets

September 30, 2001

Equity Securities - 91.8% Shares Value

Banks - Major Regional - 2.3%

SouthTrust Corp. 12,500 $318,375

Banks - Money Center - 3.2%

Bank of America Corp. 7,600 443,840

Biotechnology - 1.7%

Enzon, Inc.* 4,700 239,700

Building Materials - 3.8%

Apogee Enterprises, Inc. 42,000 541,800

Computers - Software & Services - 9.7%

AremisSoft Corp.* 17,500 12,250

Check Point Software Technologies * 9,200 202,584

Computer Associates International, Inc. 12,200 314,028

eBay, Inc.* 6,300 288,225

Peoplesoft, Inc.* 9,900 178,596

Priceline.com, Inc.* 16,800 63,672

VeriSign, Inc.* 7,500 314,250

1,373,605

Consumer Finance - 2.4%

MBNA Corp. 11,187 338,854

Distributors - Food & Health - 4.6%

Cardinal Health, Inc. 3,750 277,313

McKesson Corp. 10,000 377,900

655,213

Entertainment - 1.7%

AOL Time Warner, Inc.* 7,100 235,010

Financial - Diversified - 5.5%

Fannie Mae 1,371 109,762

SEI Investments Co. 4,600 147,200

USA Education, Inc. 6,200 514,042

771,004

Healthcare - Diversified - 3.0%

Johnson & Johnson 7,744 429,018

Healthcare - Drug - Major Pharmaceutical - 7.0%

Biovail Corp.* 10,000 464,000

Forest Laboratories, Inc.* 6,300 454,482

Pfizer, Inc. 1,830 73,383

991,865

Healthcare - Hospital Management - 2.1%

Universal Health Services* 6,000 292,800

Equity Securities - Cont'd Shares Value

Healthcare - Medical Products & Supplies - 1.4%

SurModics, Inc.* 5,000 $199,750

Healthcare - Special Services - 5.7%

Laboratory Corp. of America Holdings * 3,800 307,230

Quest Diagnostics, Inc.* 8,000 493,600

800,830

Homebuilding - 1.5%

NVR, Inc.* 1,500 210,765

Insurance - Property & Casualty - 2.9%

Progressive Corp. 3,100 415,090

Natural Gas - 4.1%

El Paso Energy Corp. 7,000 290,850

Kinder Morgan, Inc. 5,700 280,497

571,347

Power Producers - Independents - 2.4%

Calpine Corp.* 14,900 339,869

Restaurants - 0.7%

Starbucks Corp.* 6,800 101,592

Retail - Building Supplies - 2.3%

Lowe's Co.'s, Inc. 10,200 322,830

Retail - Department Stores - 1.3%

J.C. Penney Co., Inc. 8,300 181,770

Retail - Drug Stores - 1.1%

Caremark Rx, Inc.* 9,300 155,124

Retail - General Merchandise - 1.6%

Target Corp. 6,900 219,075

Retail - Specialty - 1.9%

Bed Bath & Beyond, Inc.* 10,400 264,784

Savings & Loan Companies - 8.6%

Dime Bancorp., Inc. 9,700 381,404

Firstfed Financial Corp.* 10,200 265,200

Greenpoint Financial Corp. 3,900 136,890

Washington Mutual, Inc. 11,250 432,900

1,216,394

Services - Commercial & Consumer - 6.7%

Apollo Group, Inc.* 6,700 281,601

H & R Block, Inc. 14,200 547,552

Total System Services, Inc. 4,700 116,419

945,572

Equity Securities - Cont'd Shares Value

Services - Computer Systems - 0.6%

Sabre Holdings Corp.* 3,300 $88,242

Services - Data Processing - 2.0%

Concord EFS, Inc.* 5,600 274,120

Total Equity Securities (Cost $13,557,082 ) 12,938,238

U.S. Government Agencies Principal

and Instrumentalities - 5.7% Amount

Federal Home Loan Bank Discount Notes, 3.10%, 10/1/01 $800,000 800,000

Total U.S. Government Agencies

and Instrumentalities (Cost $800,000 ) 800,000

TOTAL INVESTMENTS (Cost $14,357,082) - 97.5% 13,738,238

Other assets and liabilities, net - 2.5% 355,493

Net Assets - 100% $14,093,731

Net Assets Consist of:

Paid-in capital applicable to the following shares of common stock,

250,000,000 shares of $0.01 par value authorized for Class A,

Class B, Class C and Class I combined:

Class A: 360,296 shares outstanding $8,762,143

Class B: 75,910 shares outstanding 1,789,432

Class C: 36,119 shares outstanding 915,216

Class I: 261,238 shares outstanding 7,703,226

Accumulated net realized gain (loss) on investments (4,457,442)

Net unrealized appreciation (depreciation) on investments (618,844)

Net Assets $14,093,731

Net Asset Value Per Share

Class A (based on net assets of $6,914,994) $19.19

Class B (based on net assets of $1,445,294) $19.04

Class C (based on net assets of $690,615) $19.12

Class I (based on net assets of $5,042,828) $19.30

* Non-income producing.

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc.

was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund. See Note A.

See notes to financial statements.

Statements of Operations

Three Months Ended Year Ended

September 30, June 30,

Net Investment Income 2001* 2001

Investment Income:

Dividend income $21,034 $54,611

Interest income 4,925 56,331

Total investment income 25,959 110,942

Expenses:

Investment advisory fee 18,984 93,808

Transfer agency fees and expenses 16,958 60,182

Distribution Plan expenses:

Class A 4,508 6,686

Class B 3,607 4,827

Class C 1,813 4,031

Directors' fees and expenses 4,841 22,302

Administrative fees 6,113 11,753

Accounting fees 8,284 5,525

Custodian fees 4,312 10,856

Registration fees 17,748 43,352

Reports to shareholders 2,642 4,405

Professional fees 12,107 18,099

Miscellaneous 55 2,965

Total expenses 101,972 288,791

Reimbursement from Advisor:

Class A (22,158) (42,778)

Class B (6,479) (18,062)

Class C (4,987) (13,396)

Class I (19,084) (71,645)

Fees paid indirectly (3,252) (5,420)

Net expenses 46,012 137,490

Net Investment Income (Loss) (20,053) (26,548)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) (1,021,392) (3,403,666)

Change in unrealized appreciation or (depreciation) (1,832,403) 64,432

Net Realized and Unrealized Gain

(Loss) on Investments (2,853,795) (3,339,234)

Increase (Decrease) in Net Assets

Resulting From Operations ($2,873,848) ($3,365,782)

* The Fund's Fiscal year-end is September 30. See note A.

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc.

was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund. See Note A.

See notes to financial statements.

Statements of Changes in Net Assets

Three Months Ended Year Ended Year Ended

September 30, June 30, June 30,

Increase (Decrease) in Net Assets 2001* 2001 2000

Operations:

Net investment income (loss) ($20,053) ($26,548) ($15,908)

Net realized gain (loss) (1,021,392) (3,403,666) 921,113

Change in unrealized appreciation

or (depreciation) (1,832,403) 64,432 341,555

Increase (Decrease) in Net Assets

Resulting From Operations (2,873,848) (3,365,782) 1,246,760

Distributions to shareholders from

Net realized gain:

Class I Shares - (928,350) (30,977)

Capital share transactions:

Shares sold:

Class A Shares 1,168,427 8,378,793 -

Class B Shares 361,727 1,470,312 -

Class C Shares 107,838 1,082,245 -

Class I Shares 101,939 3,227,950 4,416,698

Shares issued from merger (See Note A)

Class A Shares - 97,000 -

Class B Shares - 1,000 -

Class C Shares - 1,000 -

Class I Shares - 1,000 -

Reinvestment of distributions:

Class I Shares - 824,260 29,535

Shares redeemed:

Class A Shares (189,579) (667,010) -

Class B Shares (3,691) (26,664) -

Class C Shares (22,300) (244,577) -

Class I Shares (197,490) (1,595,003) (1,097,338)

Total capital share transactions 1,326,871 12,550,306 3,348,895

Total Increase (Decrease) in Net Assets (1,546,977) 8,256,174 4,564,678

Net Assets

Beginning of period 15,640,708 7,384,534 2,819,856

End of period (including undistributed

net investment income (loss) of $0,

($26,548) and $0 respectively) $14,093,731 $15,640,708 $7,384,534

Statements of Changes in Net Assets

Three Months Ended Year Ended Year Ended

September 30, June 30, June 30,

Capital Share Activity 2001* 2001 2000

Shares sold:

Class A Shares 55,415 340,560 -

Class B Shares 16,813 60,381 -

Class C Shares 5,169 42,673 -

Class I Shares 4,751 94,662 133,430

Shares issued from merger (See Note A)

Class A Shares - 3,247Ω -

Class B Shares - 34Ω -

Class C Shares - 34Ω -

Class I Shares - 34Ω -

Reinvestment of distributions:

Class I Shares - 28,199 969

Shares redeemed:

Class A Shares (9,596) (29,330) -

Class B Shares (161) (1,157) -

Class C Shares (1,022) (10,735) -

Class I Shares (9,125) (61,883) (36,389)

Total capital share activity 62,244 466,719 98,010

* The Fund's Fiscal year-end is September 30. See Note A.

Ω To facilitate the reorganization, a reverse stock split of the initial shares outstanding on October 31, 2000 was effected to adjust the net asset value of Calvert Large Cap Growth Fund to be the same as that of the Bridgeway Social Responsibility Portfolio on the same date. See Note A.

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc.

was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund. See Note A.

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert Large Cap Growth Fund (the "Fund"), one of two series of Calvert Impact Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The Calvert Impact Fund, Inc. was organized as a Maryland corporation on August 10, 2000. On October 19, 2000, the Fund sold 6,667 shares ("initial shares") valued at $100,000, to Calvert Asset Management Company, Inc., the Fund's investment advisor. The Fund began operations on October 31, 2000 and offers four separate classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year. Class I shares have no front-end or deferred sales charge. Class I shares require a minimum account balance of $1,000,000. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

On October 31, 2000, the Fund, through its Class I shares, acquired substantially all the net assets of the Bridgeway Social Responsibility Portfolio of Bridgeway Fund, Inc., pursuant to the Agreement and Plan of Reorganization dated September 22, 2000, and approved by shareholders on October 20, 2000. The acquisition was accomplished by a transfer of all the assets and assumption of certain liabilities of the Bridgeway Social Responsibility Portfolio (valued at $9,205,095) to the Fund. Following the transfer, 308,172 Class I shares of the Fund were distributed to shareholders in liquidation of the Bridgeway Social Responsibility Portfolio. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Fund or its shareholders. To facilitate the reorganization, a reverse stock split of the initial shares outstanding on October 31, 2000 was effected to adjust the net asset value of the Calvert Large Cap Growth Fund to be the same as that of the Bridgeway Social Responsibility Portfolio on the same date. The aggregate net assets of the Calvert Large Cap Growth Fund and Bridgeway Social Responsibility Portfolio immediately before the acquisition were $100,000 and $9,205,095, respectively.

For financial reporting purposes, the Bridgeway Social Responsibility Portfolio, which commenced operations on August 5, 1994, has been deemed the accounting survivor. Its operations are combined with that of the Fund since the Fund's inception in presenting the Fund's Statement of Operations, Statements of Changes in Net Assets, and Financial Highlights.

The Fund issued audited financial statements as of June 30, 2001, which coincides with the fiscal year end of the Bridgeway Social Responsibility Portfolio. The Fund's fiscal year end is September 30.

Security Valuation: Securities, including options, listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Organization Costs: Calvert Asset Management Company, Inc., the Fund's investment advisor, assumed all organization costs of the Fund.

Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert") which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of the Fund's average daily net assets. Under the terms of the agreement, $3,779 was payable at period end.

Bridgeway Capital Management, Inc., is the Fund's Subadvisor. For its services, the Subadvisor receives a monthly fee based on an annual rate of .45% of the Fund's average daily net assets, directly payable from the Fund. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment of plus or minus .25%, based on the extent to which performance of the Fund exceeds or trails the Standard & Poor's 500 Index, the Fund's benchmark. For the period beginning October 31, 2000 (date of merger) through year end June 30, 2001, the performance fee adjustment decreased the Subadvisor's fees by $10,281. For the period beginnig July 1, 2001 through September 30, 2001, the performance fee adjustment decreased the subadvisor fee by $7,392. Under the terms of the agreement, $2,575 was payable at period end.

The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through November 1, 2001. The contractual expense cap is 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and .90% for Class I. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, performance fee adjustments, taxes, extraordinary expenses and capital items. For the period beginning October 31, 2000 (date of merger) through year end June 30, 2001, the total of such expenses reimbursed was $125,304. For the period beginning July 1, 2001 through September 30, 2001, the total of such expenses reimbursed was $52,708.

For the period July 1, 2000 to October 31, 2000, the Advisor of the Bridgeway Social Responsibility Portfolio (the "Portfolio") was Bridgeway Capital Management, Inc. ("BCM"). A director of the Portfolio, John Montgomery, was an owner and director of BCM and thus under the Investment Company Act of 1940, was considered to be an "affiliated" and "interested" party. As compensation for the Advisor's services, BCM's fee was comprised of two parts, the base fee rate and the performance fee rate. BCM received a base fee rate of .90% of the Portfolio's average daily net assets. The performance fee rate varied from a minimum of negative .70% to a maximum of positive .70% based on the performance of the Portfolio as compared to Standard & Poor's 500 Index, the Portfolio's benchmark. BCM had agreed to reimburse the Portfolio for any operating expenses above 1.50%. For the period July 1, 2000 to October 31, 2000, BCM reimbursed the Portfolio $20,577. For the same period, the performance fee rate increased BCM's fees by $20,518.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% for Classes A, B, and C, and .10% for Class I based on their average daily net assets. Under the terms of the agreement, $1,856 was payable at period end.

Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I shares do not have Distribution Plan expenses. Under the terms of the agreement, $3,074 was payable at period end.

The Distributor paid $7,608 and $11,449 in addition to the commissions charged on sales of the Fund's shares for the three month period ended September 30, 2001, and the year ended June 30, 2001, respectively.

Calvert Shareholder Services, Inc. ("CSSI") is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $3,636 and $9,100 for the three month period ended September 30, 2001 and the year ended June 30, 2001, respectively. Under the terms of the agreement, $1,201 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each director of Calvert Impact Fund, Inc., who is not affiliated with the Advisor receives an annual fee of $5,000 that is allocated to each of the funds in the series served.

Note C - Investment Activity

For the three month period ended September 30, 2001, purchases and sales of investments, other than short-term securities, were $4,916,869 and $4,510,318, respectively.

The cost of investments owned at September 30, 2001 for federal income tax purposes was $18,410,141. Net unrealized depreciation aggregated $4,671,903, of which $1,137,322 related to appreciated securities and $5,809,225 related to depreciated securities. Net realized capital loss carryforward for federal income tax purposes of $404,383 at September 30, 2001 may be utilized to offset future capital gains until expiration in September 2008.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2001.

Financial Highlights

Periods Ended

September 30 June 30,

Class A Shares 2001## 2001#

Net asset value, beginning $23.27 $29.87

Income from investment operations

Net investment income (.02) (.08)

Net realized and unrealized gain (loss) (4.06) (6.52)

Total from investment operations (4.08) (6.60)

Total increase (decrease) in net asset value (4.08) (6.60)

Net asset value, ending $19.19 $23.27

Total return* (17.53%) (22.10%)

Ratios to average net assets:

Net investment income (.61%) (a) (.54%) (a)

Total expenses 2.62% (a) 3.02% (a)

Expenses before offsets 1.39% (a) 1.42% (a)

Net expenses 1.30% (a) 1.37% (a)

Portfolio turnover 31% 122%

Net assets, ending (in thousands) $6,915 $7,318

Periods Ended

Septmber 30, June 30,

Class B Shares 2001## 2001#

Net asset value, beginning $23.15 $29.87

Income from investment operations

Net investment income (loss) (.05) (.21)

Net realized and unrealized gain (loss) (4.06) (6.51)

Total from investment operations (4.11) (6.72)

Total increase (decrease) in net asset value (4.11) (6.72)

Net asset value, ending $19.04 $23.15

Total return* (17.75%) (22.50%)

Ratios to average net assets:

Net investment income (loss) (1.60%) (a) (1.55%) (a)

Total expenses 4.19% (a) 6.17% (a)

Expenses before offsets 2.39% (a) 2.42% (a)

Net expenses 2.30% (a) 2.37% (a)

Portfolio turnover 31% 122%

Net assets, ending (in thousands) $1,445 $1,372

Financial Highlights

Periods Ended

September 30, June 30,

Class C Shares 2001## 2001#

Net asset value, beginning $23.24 $29.87

Income from investment operations

Net investment income (loss) (.06) (.21)

Net realized and unrealized gain (loss) (4.06) (6.42)

Total from investment operations (4.12) (6.63)

Total increase (decrease) in net asset value (4.12) (6.63)

Net asset value, ending $19.12 $23.24

Total return* (17.73%) (22.20%)

Ratios to average net assets:

Net investment income (loss) (1.62%) (a) (1.50%) (a)

Total expenses 5.14% (a) 5.75% (a)

Expenses before offsets 2.39% (a) 2.42% (a)

Net expenses 2.30% (a) 2.37% (a)

Portfolio turnover 31% 122%

Net assets, ending (in thousands) $691 $743

Financial Highlights

Periods Ended

September 30, June 30, June 30,

Class I Shares 2001## 2001 2000

Net asset value, beginning $23.37 $36.09 $26.45

Income from investment operations

Net investment income (loss) - .01 (.12)

Net realized and unrealized gain (loss) (4.07) (9.12) 10.03

Total from investment operations (4.07) (9.11) 9.91

Distributions from

Net realized gain - (3.61) (.27)

Total distributions - (3.61) (.27)

Total increase (decrease) in net asset value (4.07) (12.72) 9.64

Net asset value, ending $19.30 $23.37 $36.09

Total return* (17.42%) (27.80%) 37.60%

Ratios to average net assets:

Net investment income (loss) (.02%) (a) .02% (.37%)

Total expenses 2.13% (a) 2.05% 2.13%

Expenses before offsets .79% (a) 1.10% 1.50%

Net expenses .70% (a) 1.06% 1.50%

Portfolio turnover 31% 122% 71%

Net assets, ending (in thousands) $5,043 $6,208 $7,385

Years Ended

June 30, June 30, June 30,

Class I Shares 1999 1998 1997

Net asset value, beginning $21.14 $16.21 $14.68

Income from investment operations

Net investment income (.14) - .03

Net realized and unrealized gain (loss) 5.62 5.57 2.31

Total from investment operations 5.48 5.57 2.34

Distributions from

Net investment income - (.01) -

Net realized gain (.17) (.63) (.81)

Total distributions (.17) (.64) (.81

Total increase (decrease) in net asset value 5.31 4.93 1.53

Net asset value, ending $26.45 $21.14 $16.21

Total return* 26.20% 35.30% 16.90%

Ratios to average net assets:

Net investment income (loss) (.60%) .02% .24%

Total expenses 2.13% 3.81% 5.81%

Expenses before offsets 1.50% 1.50% 1.50%

Net expenses 1.50% 1.50% 1.50%

Portfolio turnover 58% 38% 36%

Net assets, ending (in thousands) $2,820 $1,473 $638

(a) Annualized

* Total return does not reflect deduction of any front-end or deferred sales charge.

# From October 31, 2000 inception.

## Three month audited period.

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund. The Bridgeway Social Responsibility Portfolio commenced operations on August 5, 1994. See Note A.

See notes to financial statements.

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